Business combinations, acquisitions and non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Summary of Selected Financial Data From Consolidated Statements of Financial Position
Selected financial data from the consolidated statements of financial position

	December 31,
	2020		2021
Assets:
Current assets	Ps .	32,775,046	Ps.	39,781,192
Non-current assets		150,747,947		142,407,870

Total assets	Ps.	183,522,993	Ps.	182,189,062

Liabilities and equity:
Current liabilities	Ps.	49,942,415	Ps.	68,795,807
Non-current liabilities		82,293,652		58,312,238

Total liabilities		132,236,067		127,108,045
Equity attributable to equity holders of the parent		26,129,649		28,066,198
Non-controlling interest		25,157,277		27,014,819

Total equity	Ps.	51,286,926	Ps.	55,081,017

Total liabilities and equity	Ps.	183,522,993	Ps.	182,189,062

Summary of Consolidated Statements of Comprehensive Income
Summarized consolidated statements of comprehensive income

	For the year ended December 31,
	2019		2020		2021
Operating revenues	Ps.	98,420,289	Ps.	111,472,191	Ps.	113,838,487
Operating costs and expenses		89,732,428		98,312,325		98,346,896

Operating income	Ps.	8,687,861	Ps.	13,159,866	Ps.	15,491,591

Net income	Ps.	5,051,145	Ps.	7,787,388	Ps.	9,104,962

Total comprehensive income	Ps.	1,466,783	Ps.	12,103,406	Ps.	7,790,499

Net income attributable to:
Equity holders of the parent	Ps.	2,565,733	Ps.	3,986,412	Ps.	4,629,816
Non-controlling interest		2,485,412		3,800,976		4,475,146

	Ps.	5,051,145	Ps.	7,787,388	Ps.	9,104,962

Comprehensive income attributable to:
Equity holders of the parent	Ps.	748,059	Ps.	6,172,737	Ps.	3,973,154
Non-controlling interest		718,724		5,930,669		3,817,345

	Ps.	1,466,783	Ps.	12,103,406	Ps.	7,790,499